Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	ALPINE EQUITY trUST
CIK	dei_EntityCentralIndexKey	0000842436
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 27, 2015
Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2015
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015